PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 7,851.7
Changes in property, plant and equipment [abstract]
Ending balance	7,324.3	$ 7,851.7
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property plant and equipment excluding discontinue operations	1,053.9	996.9
Depreciation of property and equipment	1,053.9	1,126.7
Depreciation difference between risk-free discount rate considered for ARO and annual valuations	0.8	7.3
Landfill closure and post-closure obligations
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	0.8	7.3
Cost of sales
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	1,014.9	966.8
Selling, general and administrative expenses
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation of property and equipment	39.0	30.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,497.3	10,562.3
Changes in property, plant and equipment [abstract]
Adjustments for asset retirement obligations	0.8	(89.2)
Ending balance	12,062.5	12,497.3
Changes in property, plant and equipment and right-of-use assets [Abstract]
Additions	1,612.2	1,468.3
Acquisitions via business combinations	264.6	373.5
Adjustments for prior year acquisitions	2.6	(17.0)
Disposals	(1,920.3)	(466.8)
Transfers	0.0	0.0
Changes in foreign exchange	(394.7)	666.2
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,645.6)	(3,581.6)
Changes in property, plant and equipment [abstract]
Impairment	2.7	1.1
Ending balance	(4,738.2)	(4,645.6)
Changes in property, plant and equipment and right-of-use assets [Abstract]
Depreciation	1,053.1	1,119.4
Disposals	(809.5)	(295.3)
Changes in foreign exchange	(153.7)	238.8
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	1,053.1	1,119.4
Land, buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,778.1
Changes in property, plant and equipment [abstract]
Ending balance	1,518.8	1,778.1
Land, buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,095.9	1,812.2
Changes in property, plant and equipment [abstract]
Additions	104.2	111.0
Acquisitions via business combinations	25.6	47.3
Adjustments for prior year acquisitions	4.5	(3.1)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(510.3)	(23.3)
Transfers	160.9	56.0
Changes in foreign exchange	(54.7)	95.8
Ending balance	1,826.1	2,095.9
Land, buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(317.8)	(224.2)
Changes in property, plant and equipment [abstract]
Depreciation	(74.3)	(87.7)
Disposals	(77.3)	(7.0)
Impairment	1.3	0.0
Changes in foreign exchange	8.8	(12.9)
Ending balance	(307.3)	(317.8)
Landfills
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,373.9
Changes in property, plant and equipment [abstract]
Ending balance	2,327.6	2,373.9
Landfills | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,835.6	3,077.6
Changes in property, plant and equipment [abstract]
Additions	133.4	312.8
Acquisitions via business combinations	47.5	270.2
Adjustments for prior year acquisitions	(6.8)	6.4
Adjustments for asset retirement obligations	0.8	(89.2)
Disposals	(0.2)	(6.8)
Transfers	218.7	(4.4)
Changes in foreign exchange	(167.8)	269.0
Ending balance	4,061.2	3,835.6
Landfills | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,461.7)	(1,045.3)
Changes in property, plant and equipment [abstract]
Depreciation	(341.6)	(321.1)
Disposals	(2.5)	(1.5)
Impairment	0.0	0.0
Changes in foreign exchange	67.2	(96.8)
Ending balance	(1,733.6)	(1,461.7)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,784.9
Changes in property, plant and equipment [abstract]
Ending balance	1,647.7	1,784.9
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,095.3	2,806.8
Changes in property, plant and equipment [abstract]
Additions	402.9	376.3
Acquisitions via business combinations	106.6	18.4
Adjustments for prior year acquisitions	(9.0)	(4.5)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(690.2)	(274.6)
Transfers	16.0	20.6
Changes in foreign exchange	(82.9)	152.3
Ending balance	2,838.7	3,095.3
Vehicles | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,310.4)	(1,134.0)
Changes in property, plant and equipment [abstract]
Depreciation	(255.4)	(286.2)
Disposals	(339.4)	(174.6)
Impairment	0.0	1.0
Changes in foreign exchange	35.4	(63.8)
Ending balance	(1,191.0)	(1,310.4)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	836.1
Changes in property, plant and equipment [abstract]
Ending balance	794.3	836.1
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,601.1	1,301.9
Changes in property, plant and equipment [abstract]
Additions	55.0	235.6
Acquisitions via business combinations	24.4	30.9
Adjustments for prior year acquisitions	13.1	(14.6)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(311.3)	(65.5)
Transfers	204.7	48.2
Changes in foreign exchange	(39.3)	64.6
Ending balance	1,547.7	1,601.1
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(765.0)	(599.8)
Changes in property, plant and equipment [abstract]
Depreciation	(169.3)	(197.5)
Disposals	(163.3)	(61.9)
Impairment	1.4	0.0
Changes in foreign exchange	19.0	(29.6)
Ending balance	(753.4)	(765.0)
Assets under development
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	208.2
Changes in property, plant and equipment [abstract]
Ending balance	145.9	208.2
Assets under development | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	208.2	148.7
Changes in property, plant and equipment [abstract]
Additions	541.5	183.9
Acquisitions via business combinations	0.0	0.0
Adjustments for prior year acquisitions	0.0	(3.5)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(12.7)	(3.3)
Transfers	(588.7)	(120.3)
Changes in foreign exchange	(2.4)	2.7
Ending balance	145.9	208.2
Assets under development | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
Changes in property, plant and equipment [abstract]
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0	0.0
Changes in foreign exchange	0.0	0.0
Ending balance	0.0	0.0
Containers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	463.6
Changes in property, plant and equipment [abstract]
Ending balance	461.4	463.6
Containers | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	940.1	852.9
Changes in property, plant and equipment [abstract]
Additions	122.0	84.4
Acquisitions via business combinations	56.0	6.3
Adjustments for prior year acquisitions	0.8	(0.3)
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(71.9)	(68.8)
Transfers	0.3	0.2
Changes in foreign exchange	(38.3)	65.4
Ending balance	1,009.0	940.1
Containers | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(476.5)	(354.2)
Changes in property, plant and equipment [abstract]
Depreciation	(121.5)	(126.5)
Disposals	(29.7)	(35.6)
Impairment	0.0	0.1
Changes in foreign exchange	20.7	(31.3)
Ending balance	(547.6)	(476.5)
Right-of-use assets
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	406.9
Changes in right-of-use assets [abstract]
Ending balance	428.6	406.9
Right-of-use assets | Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	721.1	562.2
Changes in right-of-use assets [abstract]
Additions	253.2	164.3
Acquisitions via business combinations	4.5	0.4
Adjustments for prior year acquisitions	0.0	2.6
Adjustments for asset retirement obligations	0.0	0.0
Disposals	(323.7)	(24.5)
Transfers	(11.9)	(0.3)
Changes in foreign exchange	(9.3)	16.4
Ending balance	633.9	721.1
Right-of-use assets | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Impairment	0.0
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	(314.2)	(224.1)
Changes in right-of-use assets [abstract]
Depreciation	(91.0)	(100.4)
Disposals	(197.3)	(14.7)
Changes in foreign exchange	2.6	(4.4)
Ending balance	$ (205.3)	(314.2)
Changes in property, plant and equipment and right-of-use assets [Abstract]
Impairment		$ 0.0